Fair value measurement	12 Months Ended
Dec. 31, 2023
Fair value measurement
Fair value measurement

23.Fair value measurement

The Group has assessed that the fair values of cash and cash equivalents, trade and other receivables, trade and other payables and accrued labilities and other current liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments.

The Group’s marketable securities are fair valued by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets.

The fair value of the Group’s long-term loans and borrowings are determined using Level 2 inputs utilizing contractual cash flows, interest rate curves, swaption volatilities, and the Group's implied credit spread.

The fair value of the redeemable Class A ordinary shares was measured at their redemption amount.

23.Fair value measurement (continued)

The following table shows the carrying values, fair values and fair value hierarchy of the Group’s financial instruments as at 31 December 2023, 31 December 2022 and 1 January 2022:

		31 December 2023		31 December 2022		1 January 2022
US$ thousand	Level	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Fair value through profit or loss
Cash and cash equivalents	1	32,372	32,372	42	42	955	955
Trade and other receivables	1	33,242	33,242	53	53	—	—
Investments	1	—	—	268,909	268,909	265,156	265,156
Derivative financial assets
Silver stream embedded derivative	3	3,090	3,090	—	—	—	—
Copper stream embedded derivative	3	911	911	—	—	—	—
Total financial assets		69,615	69,615	269,004	269,004	266,111	266,111

Financial liabilities
Amortized cost
Trade and other payables		89,921	89,921	927	927	604	604
Lease liability		15,806	15,806	—	—	—	—
Loans and borrowings	2	448,875	458,987	786	786	—	—
Other financial liabilities (excluding contingent consideration)		52,287	52,287	280,996	285,428	253,530	274,436
		606,889	617,001	282,709	287,141	254,134	275,040
Fair value through profit or loss
Other financial liabilities (contingent consideration)
Royalty Deed	3	43,985	43,985	—	—	—	—
Contingent copper consideration	3	84,200	84,200	—	—	—	—
Deferred consideration	2	81,129	81,129	—	—	—	—
Derivative financial liabilities
Public Warrants	1	15,113	15,113	4,335	4,335	5,174	5,174
Private Warrants	2	11,176	11,176	3,107	3,107	3,266	3,266
Mezz Warrants	3	16,906	16,906	—	—	—	—
Mezz Facility embedded derivative	2	42,635	42,635	—	—	—	—
Copper stream embedded derivative	3	138	138	—	—	—	—
Commodity swap liability	2	12,559	12,559	—	—	—	—
		307,841	307,841	7,442	7,442	8,440	8,440
Total financial liabilities		914,730	924,842	290,151	294,583	262,574	283,480

There have been no transfers between the different fair value hierarchy levels in any of the periods presented in the financial statements.

23.Fair value measurement (continued)

Derivative instruments

The following table shows the fair values of the Group’s derivative financial assets and liabilities as at 31 December 2023, 31 December 2022 and 1 January 2022.

		31 December	31 December	1 January
US$ thousand	Note	2023	2022	2022
Derivative financial assets
Current
Silver stream embedded derivative	(a)	234	—	—
		234	—	—

Non-current
Silver stream embedded derivative	(a)	2,856	—	—
Copper stream embedded derivative	(b)	911	—	—
		3,767	—	—
Total derivative financial assets		4,001	—	—

Derivative financial liabilities
Current
Warrants	(c)	—	—	—
Mezz facility embedded derivative	(d)	12,473	—	—
Copper stream embedded derivative	(b)	138	—	—
Commodity swap liability	(e)	4,519	—	—
		17,130	—	—

Non-current
Warrants	(c)	43,195	7,443	8,440
Mezz facility embedded derivative	(d)	30,162	—	—
Commodity swap liability	(e)	8,040	—	—
		81,397	7,443	8,440
Total derivative financial liabilities		98,527	7,443	8,440

(a)Silver stream embedded derivative

The silver stream is recognized as a financial liability at amortized cost and it contains an embedded derivative in relation to the embedded silver price within the agreement that is measured at fair value through profit or loss each reporting period. The silver stream embedded derivative is valued using a silver future curve simulation valuation model.

23.Fair value measurement (continued)

The following key inputs were used for the valuation of the embedded derivative, in addition to estimation of the Group’s anticipated deliveries of silver over the term of the agreement. The significant unobservable input used in the fair value measurement of the embedded derivative pertains to the anticipated silver deliveries. In isolation, a significant increase (decrease) in anticipated silver deliveries would result in a significantly lower (higher) fair value measurement.

	31 December	31 December	1 January
	2023	2022	2022
Silver spot price (per oz)	$24.13	—	—
Own credit spread	8.26%	—	—

The following table presents the continuity schedule for the silver stream embedded derivative for each of the following years:

	Year ended 31 December
US$ thousand	2023	2022
Balance as of beginning of year	—	—
Initial recognition	—	—
Change in fair value	3,090	—
Balance as of end of year	3,090	—

(b)Copper stream embedded derivative

The copper stream is recognized as a financial liability at amortized cost and it contains a single compound embedded derivative in relation to the embedded copper price within the agreement and the buy-down option (Note 18). The compound embedded derivative is measured at fair value through profit or loss each reporting period. The copper stream embedded derivative is valued using a copper future curve simulation valuation model.

The following key inputs were used for the valuation of the compound embedded derivative, in addition to estimation of the Group’s anticipated deliveries of copper over the term of the agreement. The significant unobservable input used in the fair value measurement of the embedded derivative pertains to the anticipated copper deliveries. In isolation, a significant increase (decrease) in anticipated copper deliveries would result in a significantly lower (higher) fair value measurement.

	31 December	31 December	1 January
	2023	2022	2022
Copper spot price (per ton)	$8,556	—	—
Copper price volatility	22.87%	—	—
Own credit spread	8.94%	—	—

The following table presents the continuity schedule for the copper stream embedded derivative for each of the following years:

	Year ended 31 December
US$ thousand	2023	2022
Balance as of beginning of year	—	—
Initial recognition	4,430	—
Change in fair value	(3,657)	—
Balance as of end of year	773	—

23.Fair value measurement (continued)

(c)Warrants

		Private
		Placement
US$ thousand	Public Warrants	Warrants	Mezz Warrants
For the year ended 31 December 2023
Balance as of beginning of year	4,335	3,108	—
Promissory note conversion warrants	—	103	—
Issuance of warrants	—	—	13,665
Change in fair value	10,778	7,965	3,241
Balance as of end of year	15,113	11,176	16,906
For the year ended 31 December 2022
Balance as of beginning of year	5,174	3,266	—
Issuance of warrants	—	480	—
Change in fair value	(839)	(638)	—
Exercise of warrants	—	—	—
Balance as of end of year	4,335	3,108	—

The Group’s Public Warrants, Private Placement Warrants and Mezz Warrants are classified and accounted for as derivative liabilities at fair value through profit or loss as they did not meet the “fixed for fixed” criteria under IAS 32.

●	On 20 September 2021, the Company’s Public Warrants began trading on the NYSE. The fair value of the Company’s Public Warrants is based on unadjusted quoted prices in an active market (NYSE). As of 31 December 2023, there were 8,838,260 Public Warrants outstanding.
●	The Company determined that the closing price of the Public Warrants as at 31 December 2023 was an appropriate estimate for the fair value of Private Placement Warrants due to a make-whole provision in the contractual terms of the Private Placement Warrants Agreement. As of 31 December 2023, there were 6,535,304 Private Placement Warrants outstanding.
●	During the year ended 31 December 2023, the Company issued 3,187,500 Mezz Warrants to Sprott Private Resource Lending II (Collector-2), LP in accordance with the terms of the Mezz Facility (Note 18). The fair value of the Mezz Warrants is determined using a Monte Carlo simulation model.

The initial fair value of the Mezz Warrants recognized on inception was $13,665 thousand. The following assumptions were used for the valuation of the Mezz Warrants. The significant unobservable inputs in the fair value measurement are the expected life of the Mezz Warrants and the expected volatility based on comparable publicly traded companies. Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Generally, a change in the assumption used for the expected volatility is accompanied by a directionally opposite change in the assumption used for the expected life of the Mezz Warrants.

	31 December	31 December	1 January
	2023	2022	2022
Risk-free rate	4.39%	—	—
Warrant expected life	4.5 years	—	—
Expected volatility	53.35%	—	—
Expected dividend yield	0%	—	—
Share price	$12.36	—	—

As of 31 December 2023, there were 3,187,500 Mezz Warrants outstanding.

23.Fair value measurement (continued)

(d)Mezz Facility embedded derivative

The Mezz Facility is recognized as a financial liability at amortized cost and it contains a single compound embedded derivative in relation to the prepayment option and the interest rate margin referenced to the LME Cash Settlement Price that is measured at fair value through profit or loss at each reporting period. The fair value of the compound embedded derivative was determined using a Monte-Carlo simulation model in relation to the future copper price and incorporation of the Longstaff-Schwartz algorithm to value the prepayment option. The key inputs in the valuation technique include the risk-free rate, copper price volatility, copper price forward curve, and the Company’s credit spread.

The following table presents the continuity schedule for the Mezz Facility embedded derivative for each of the following years:

	Year ended 31 December
US$ thousand	2023	2022
Balance as of beginning of year	—	—
Initial recognition	42,698	—
Interest payable	(8,527)	—
Change in fair value	8,464	—
Balance as of end of year	42,635	—

(e)	Commodity swap liability

On 15 June 2023, the Company entered into commodity swap agreements with Citibank, Bank of Montreal (“BMO”) and National Bank of Canada (“NBC”) respectively. The underlying commodity of the three commodity swap agreements is Copper, and the purpose of the commodity swaps is to hedge the price risk of the scheduled Copper production. The commodity swap agreements are summarized below:

Counterparty	Citibank	BMO	NBC

Effective date	1 July 2023	1 July 2023	1 July 2023
Termination date	31 May 2026	30 May 2026	31 May 2026
Total notional quantity (MT)	12,255	12,255	12,255
Fixed price (US$)	8,204.49	8,214.35	8,112.85
Reference price	LME cash settlement price for Copper
Settlement frequency	Monthly	Monthly	Monthly

As the agreements meet the definition of a derivative, each contract is measured at fair value through profit or loss.

Contingent and deferred consideration

The following table shows the fair values of the Company’s contingent and deferred consideration as at 31 December 2023, 31 December 2022 and 1 January 2022:

		31 December	31 December	1 January
US$ thousand	Note	2023	2022	2022
Royalty deed	(a)	43,985	—	—
Contingent copper consideration	(b)	84,200	—	—
Deferred consideration	(c)	81,129	—	—
		209,314	—	—

23.Fair value measurement (continued)

(a)Royalty deed

In connection with the acquisition of CMPL, the Company entered into a NSR royalty agreement with Glencore pursuant to which after the Closing of the Acquisition, CMPL will pay to Glencore a royalty equal to 1.5% from all NSR from all marketable and metal-bearing copper material produced from the mining tenure held by CMPL at the time of the initial Business Combination (Note 26). The contingent consideration was recognized at fair value on acquisition and at 31 December 2023. The contingent consideration is fair valued using the present value of discounted cash flows based on the expected amounts and timing of the NSR over the expected life of the CSA mine using an effective interest rate of 8%. The NSR is determined using consensus copper prices less estimated treatment and refining costs under the offtake agreement with Glencore.

The discount rate of 8% takes into consideration the risks in the cash flow forecasts and the cost of debt. A significant increase (decrease) in the discount rate, in isolation, would result in a significant lower (higher) fair value measurement.

The following table presents the continuity schedule for the royalty deed for each of the following years:

	Year ended 31 December
US$ thousand	2023	2022
Balance as of beginning of year	—	—
Initial recognition	43,130	—
Change in fair value	855	—
Balance as of end of year	43,985	—

(b)Contingent copper consideration

The consideration for the acquisition of CMPL included two contingent cash payments of $75,000 thousand each that are unsecured, fully subordinated and payable if, over the life of the mine, the average daily LME closing copper price is greater than $4.25/lb for any rolling 18-month period and $4.50/lb for any rolling 24-month period, respectively (Note 26). The contingent consideration was recognized at fair value on acquisition and at 31 December 2023. Given the contingent consideration is subject to the uncertainty of future LME copper prices, a Monte Carlo simulation model is used to determine the fair value. The fair value for each contingent component is the result of the average expected payoff of all simulation iterations discounted to the present value at the risk-free borrowing rate. The change in fair value is dependent on the movement in copper prices and the change in the risk-free borrowing rate.

The following key inputs were used for the valuation of the contingent copper consideration. The significant unobservable input in the fair value measurement is the reversion factor. A significant increase (decrease) in the reversion factor, in isolation, would result in a significantly higher (lower) fair value measurement.

23.Fair value measurement (continued)

The range of potential outcomes for contingent copper consideration cannot be estimated as this is dependent on future market prices. Contingent copper consideration has been disclosed based on the present value of the maximum payment amount possible.

	31 December	31 December	1 January
	2023	2022	2022
Long-term copper price	$3.81	—	—
Copper spot price	$3.84	—	—
Annual price volatility	25.12%	—	—
Annual inflation rate	1.14%	—	—
Risk-free rate	4.07%	—	—
Reversion factor	11.55%	—	—

The following table presents the continuity schedule for the contingent copper consideration for each of the following years:

	Year ended 31 December
US$ thousand	2023	2022
Balance as of beginning of year	—	—
Initial recognition	81,000	—
Change in fair value	3,200	—
Balance as of end of year	84,200	—

(c)Deferred consideration

The consideration for the acquisition of CMPL included a deferred cash payment of $75,000 thousand measured at fair value on the acquisition date and at 31 December 2023. The deferred consideration accrues interest and is fair valued based on the present value of the cash payment which occurred subsequent to year end, as part of the Company’s successful ASX listing (Note 31).